Schedule of Investments (unaudited)
April 30, 2022
BlackRock Real Estate Securities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Communications — 22.6%
American Tower Corp.	153,070	$ 36,892,932
Crown Castle International Corp.	121,516	22,505,978
Digital Realty Trust, Inc.	93,761	13,700,357
Equinix, Inc.	47,399	34,083,673
SBA Communications Corp.	68,094	23,636,108
		130,819,048
Diversified Telecommunication Services — 1.5%
Cellnex Telecom SA(a)	94,323	4,396,424
Radius Global Infrastructure, Inc., Class A(b)	356,887	4,432,536
		8,828,960
Health Care — 7.5%
Community Healthcare Trust, Inc.	84,396	3,107,461
Medical Properties Trust, Inc.	556,386	10,231,939
Ventas, Inc.	209,344	11,629,059
Welltower, Inc.	202,426	18,382,305
		43,350,764
Health Care Providers & Services — 0.5%
Brookdale Senior Living, Inc.(b)	468,106	2,892,895
Hotels, Restaurants & Leisure — 0.6%
Hilton Grand Vacations, Inc.(b)	72,909	3,414,329
Industrial — 12.5%
Prologis, Inc.	305,028	48,892,938
Rexford Industrial Realty, Inc.	300,789	23,473,574
		72,366,512
Lodging — 2.4%
Host Hotels & Resorts, Inc.	551,114	11,215,170
Ryman Hospitality Properties, Inc.(b)	24,903	2,327,932
		13,543,102
Office — 7.7%
Alexandria Real Estate Equities, Inc.	57,512	10,476,386
Boston Properties, Inc.	122,061	14,354,374
Cousins Properties, Inc.	270,719	9,718,812
Hudson Pacific Properties, Inc.	115,202	2,681,903
SL Green Realty Corp.	108,052	7,479,359
		44,710,834
Real Estate Management & Development — 1.1%
Corporacion Inmobiliaria Vesta SAB de CV	3,318,180	6,136,678
Residential — 16.0%
AvalonBay Communities, Inc.	80,355	18,279,155
Invitation Homes, Inc.	388,098	15,454,062
Mid-America Apartment Communities, Inc.	107,320	21,107,698
Security	Shares	Value
Residential (continued)
Sun Communities, Inc.	107,725	$ 18,913,278
UDR, Inc.	355,555	18,919,082
		92,673,275
Retail — 4.8%
Federal Realty Investment Trust	50,298	5,887,884
Regency Centers Corp.	104,563	7,197,071
Simon Property Group, Inc.	125,487	14,807,466
		27,892,421
Self Storage — 6.8%
Extra Space Storage, Inc.	115,138	21,876,220
Public Storage	47,624	17,692,316
		39,568,536
Specialty — 5.1%
Outfront Media, Inc.	733,184	18,769,510
PotlatchDeltic Corp.	196,169	10,865,801
		29,635,311
Triple Net Lease — 8.8%
Agree Realty Corp.	97,569	6,626,886
EPR Properties	231,224	12,143,884
Spirit Realty Capital, Inc.	206,464	8,970,861
STAG Industrial, Inc.	144,961	5,409,945
VICI Properties, Inc.	586,460	17,482,373
		50,633,949
Total Long-Term Investments — 97.9% (Cost: $503,372,016)		566,466,614
Short-Term Securities(c)(d)
Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.29%	11,562,091	11,562,091
Total Short-Term Securities — 2.0% (Cost: $11,562,091)		11,562,091
Total Investments — 99.9% (Cost: $514,934,107)		578,028,705
Other Assets Less Liabilities — 0.1%		357,893
Net Assets — 100.0%		$ 578,386,598
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 5,120,190	$ 6,441,901(a)	$ —	$ —	$ —	$ 11,562,091	11,562,091	$ 2,028	$ —
SL Liquidity Series, LLC, Money Market Series(b)	4,795,000	—	(4,794,150)(a)	(850)	—	—	—	475(c)	—
				$ (850)	$ —	$ 11,562,091		$ 2,503	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
April 30, 2022
BlackRock Real Estate Securities Fund
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,507,292	EUR	4,129,000	Morgan Stanley & Co. International PLC	07/08/22	$ 135,684
USD	117,307	EUR	108,000	Morgan Stanley & Co. International PLC	07/08/22	2,961
						$138,645

OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(c)	02/27/23	$ 53,069	$ (1,613) (b)	$ 51,280	0.0%
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(b)	Amount includes $176 of net dividends and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(c)
Range:	20 basis points
Benchmarks:	USD Overnight Fed Funds Effective Rate

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date February 27, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Triple Net Lease
Agree Realty Corp.	755	$ 51,280	100.0%
Net Value of Reference Entity — Goldman Sachs Bank USA		$ 51,280
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
April 30, 2022
BlackRock Real Estate Securities Fund
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Communications	$ 130,819,048	$ —	$ —	$ 130,819,048
Diversified Telecommunication Services	4,432,536	4,396,424	—	8,828,960
Health Care	43,350,764	—	—	43,350,764
Health Care Providers & Services	2,892,895	—	—	2,892,895
Hotels, Restaurants & Leisure	3,414,329	—	—	3,414,329
Industrial	72,366,512	—	—	72,366,512
Lodging	13,543,102	—	—	13,543,102
Office	44,710,834	—	—	44,710,834
Real Estate Management & Development	6,136,678	—	—	6,136,678
Residential	92,673,275	—	—	92,673,275
Retail	27,892,421	—	—	27,892,421
Self Storage	39,568,536	—	—	39,568,536
Specialty	29,635,311	—	—	29,635,311
Triple Net Lease	50,633,949	—	—	50,633,949
Short-Term Securities
Money Market Funds	11,562,091	—	—	11,562,091
	$ 573,632,281	$ 4,396,424	$ —	$ 578,028,705
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$ —	$ 138,645	$ —	$ 138,645
Liabilities
Equity Contracts	—	(1,613)	—	(1,613)
	$ —	$ 137,032	$ —	$ 137,032
(a)	Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR	Euro
USD	United States Dollar
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